UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Money Market Fund®
Investment portfolio

December 31, 2010
  unaudited
	Yield at	Principal amount	Value
Short-term securities — 100.22%	acquisition	(000)	(000)

FEDERAL AGENCY DISCOUNT NOTES — 62.82%
Federal Home Loan Bank 1/4/2011	0.17%	$22,800	$22,800
Federal Home Loan Bank 1/5/2011	0.16	298,700	298,694
Federal Home Loan Bank 1/7/2011	0.16	262,500	262,493
Federal Home Loan Bank 1/12/2011	0.18	41,172	41,170
Federal Home Loan Bank 1/14/2011	0.10	38,400	38,399
Federal Home Loan Bank 1/18/2011	0.15	27,500	27,498
Federal Home Loan Bank 1/19/2011	0.13	322,500	322,478
Federal Home Loan Bank 1/21/2011	0.14	520,035	519,988
Federal Home Loan Bank 1/24/2011	0.14	250,000	249,973
Federal Home Loan Bank 1/26/2011	0.10	189,200	189,186
Federal Home Loan Bank 1/28/2011	0.22	400,000	399,945
Federal Home Loan Bank 2/2/2011	0.18	278,560	278,515
Federal Home Loan Bank 2/4/2011	0.16	546,700	546,606
Federal Home Loan Bank 2/9/2011	0.15	150,000	149,976
Federal Home Loan Bank 2/11/2011	0.15	184,600	184,569
Federal Home Loan Bank 2/14/2011	0.23	175,000	174,969
Federal Home Loan Bank 2/16/2011	0.17	248,820	248,776
Federal Home Loan Bank 2/17/2011	0.14	150,000	149,973
Federal Home Loan Bank 2/18/2011	0.15	528,400	528,301
Federal Home Loan Bank 2/23/2011	0.16	221,000	220,955
Federal Home Loan Bank 2/25/2011	0.20	219,000	218,954
Federal Home Loan Bank 3/4/2011	0.18	140,000	139,972
Federal Home Loan Bank 3/9/2011	0.16	100,000	99,977
Federal Home Loan Bank 3/11/2011	0.15	82,135	82,115
Freddie Mac 1/3/2011	0.16	100,000	99,999
Freddie Mac 1/10/2011	0.18	173,000	172,993
Freddie Mac 1/18/2011	0.21	50,000	49,996
Freddie Mac 1/24/2011	0.17	137,874	137,859
Freddie Mac 1/26/2011	0.15	125,000	124,983
Freddie Mac 1/31/2011	0.16	115,969	115,950
Freddie Mac 2/1/2011	0.14	66,467	66,459
Freddie Mac 2/3/2011	0.18	27,300	27,295
Freddie Mac 2/7/2011	0.16	269,300	269,255
Freddie Mac 2/14/2011	0.16	177,000	176,969
Freddie Mac 2/15/2011	0.14	200,000	199,962
Freddie Mac 2/22/2011	0.20	287,941	287,883
Freddie Mac 2/24/2011	0.15	450,000	449,904
Freddie Mac 2/25/2011	0.16	158,900	158,866
Freddie Mac 2/28/2011	0.17	560,889	560,775
Freddie Mac 3/1/2011	0.23	27,500	27,494
Freddie Mac 3/2/2011	0.13	300,000	299,943
Freddie Mac 3/7/2011	0.17	200,000	199,956
Freddie Mac 3/14/2011	0.16	99,848	99,823
Freddie Mac 3/15/2011	0.18	149,900	149,861
Freddie Mac 3/21/2011	0.20	75,000	74,978
Freddie Mac 3/22/2011	0.22	75,000	74,978
Freddie Mac 3/28/2011	0.16	326,516	326,408
Freddie Mac 3/31/2011	0.16	150,000	149,948
Freddie Mac 4/11/2011	0.17	75,000	74,968
Freddie Mac 4/18/2011	0.19	100,000	99,953
Freddie Mac 4/20/2011	0.21	100,000	99,951
Freddie Mac 4/26/2011	0.24	125,000	124,934
Fannie Mae 1/12/2011	0.20	220,814	220,803
Fannie Mae 1/18/2011	0.21	319,700	319,675
Fannie Mae 1/20/2011	0.15	45,000	44,996
Fannie Mae 2/2/2011	0.17	199,900	199,868
Fannie Mae 2/9/2011	0.17	230,440	230,404
Fannie Mae 2/18/2011	0.18	125,000	124,977
Fannie Mae 3/2/2011	0.16	160,000	159,970
Fannie Mae 3/14/2011	0.15	111,500	111,472
Fannie Mae 3/16/2011	0.20	100,000	99,973
Fannie Mae 3/28/2011	0.24	50,000	49,983
Fannie Mae 4/13/2011	0.20	50,040	50,018
Fannie Mae 4/18/2011	0.31	100,000	99,953
Fannie Mae 4/20/2011	0.20	240,000	239,882
Fannie Mae 4/25/2011	0.20	56,100	56,071
Fannie Mae 5/9/2011	0.33	50,000	49,968
Federal Farm Credit Banks 1/5/2011	0.15	80,000	79,998
Federal Farm Credit Banks 2/3/2011	0.11	70,000	69,993
			12,306,629

U.S. TREASURIES — 21.36%
U.S. Treasury Bills 1/6/2011	0.13	150,000	149,997
U.S. Treasury Bills 1/13/2011	0.14	400,000	399,980
U.S. Treasury Bills 1/20/2011	0.14	430,000	429,972
U.S. Treasury Bills 1/27/2011	0.13	228,980	228,957
U.S. Treasury Bills 2/3/2011	0.11	99,510	99,499
U.S. Treasury Bills 2/10/2011	0.13	267,600	267,567
U.S. Treasury Bills 2/17/2011	0.13	375,000	374,936
U.S. Treasury Bills 2/24/2011	0.15	285,500	285,457
U.S. Treasury Bills 3/3/2011	0.19	150,000	149,970
U.S. Treasury Bills 3/10/2011	0.13	204,800	204,757
U.S. Treasury Bills 3/17/2011	0.14	400,000	399,916
U.S. Treasury Bills 3/24/2011	0.14	247,600	247,541
U.S. Treasury Bills 3/31/2011	0.16	250,000	249,927
U.S. Treasury Bills 4/14/2011	0.14	74,000	73,973
U.S. Treasury Bills 4/21/2011	0.17	155,300	155,239
U.S. Treasury Bills 4/28/2011	0.14	150,000	149,936
U.S. Treasury Bills 5/5/2011	0.17	41,950	41,929
U.S. Treasury Bills 5/19/2011	0.19	225,000	224,872
U.S. Treasury Bills 6/23/2011	0.18	50,000	49,958
			4,184,383

COMMERCIAL PAPER — 12.05%
Straight-A Funding LLC 1/4/20111	0.22	89,289	89,287
Straight-A Funding LLC 1/6/20111	0.25	100,000	99,995
Straight-A Funding LLC 1/10/20111	0.22	33,789	33,787
Straight-A Funding LLC 1/11/20111	0.20	75,389	75,384
Straight-A Funding LLC 2/3/20111	0.26	45,500	45,488
Straight-A Funding LLC 3/8/20111	0.25	150,000	149,926
Caisse d’Amortissement de la Dette Sociale 2/1/20111	0.21	50,000	49,989
Caisse d’Amortissement de la Dette Sociale 2/3/20111	0.25	192,750	192,704
Caisse d’Amortissement de la Dette Sociale 2/9/20111	0.24	177,200	177,154
Caisse d’Amortissement de la Dette Sociale 2/15/20111	0.23	50,000	49,985
KfW 1/12/20111	0.21	60,000	59,996
KfW 1/25/20111	0.23	50,000	49,993
KfW 1/28/20111	0.21	175,000	174,972
KfW 2/1/20111	0.21	60,000	59,989
KfW 2/25/20111	0.26	23,000	22,993
European Investment Bank 1/4/2011	0.21	138,900	138,896
European Investment Bank 1/19/2011	0.22	50,000	49,994
European Investment Bank 1/25/2011	0.22	100,000	99,985
Québec (Province of) 1/11/20111	0.19	133,600	133,593
Québec (Province of) 2/14/20111	0.20	100,000	99,966
Export Development Canada 1/6/2011	0.17	22,000	21,999
Export Development Canada 1/13/2011	0.16	46,600	46,597
Export Development Canada 1/31/2011	0.16	50,000	49,993
Export Development Canada 2/4/2011	0.17	50,000	49,992
Export Development Canada 2/14/2011	0.17	50,000	49,989
General Electric Capital Corp. 1/3/2011	0.15	187,000	186,998
Denmark (Kingdom of) 1/19/2011	0.16	50,000	49,996
Province of Ontario 1/19/2011	0.20	50,000	49,995
			2,359,635

DISCOUNT NOTES — 3.99%
International Bank for Reconstruction and Development 1/3/2011	0.15	100,000	99,999
International Bank for Reconstruction and Development 1/28/2011	0.15	100,000	99,988
International Bank for Reconstruction and Development 1/31/2011	0.18	100,000	99,984
International Bank for Reconstruction and Development 2/1/2011	0.17	107,000	106,982
International Bank for Reconstruction and Development 2/7/2011	0.19	100,000	99,983
International Bank for Reconstruction and Development 2/16/2011	0.19	100,000	99,982
International Bank for Reconstruction and Development 3/8/2011	0.18	75,000	74,984
International Bank for Reconstruction and Development 3/14/2011	0.18	100,000	99,975
			781,877

Total investment securities (cost: $19,631,759,000)			19,632,524
Other assets less liabilities			(42,759)

Net assets			$19,589,765

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,565,201,000, which represented 7.99% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. The fund values its shares in accordance with Securities and Exchange Commission (“SEC”) rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2010, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$809
Gross unrealized depreciation on investment securities	(44)
Net unrealized appreciation on investment securities	765
Cost of investment securities for federal income tax purposes	19,631,759

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-959-0211O-S25497

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: February 28, 2011

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 28, 2011